Commitments and contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Pledged Assets

The book value of assets pledged under financing arrangements at June 30, 2015 was $5,627.9 million (December 31, 2014: $4,953.4 million).

Guarantees

At June 30, 2015, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	June 30, 2015	December 31, 2014

Guarantees to customers of the Company's own performance	370.0	370.0
Guarantees in favor of banks	92.4	92.4
Total	462.4	462.4